CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net loss	$ (3,797)	$ (11,273)	$ (7,071)	$ (20,629)
Other comprehensive loss, net of tax effect:
Foreign currency translation adjustment	(1,100)	50	(1,606)	(57)
Other comprehensive loss from continuing operations	(1,100)	50	(1,606)	(57)
Discounting operations:
Income / (loss) from discontinuing operations				35
Total other comprehensive loss	(1,100)	50	(1,606)	(22)
Comprehensive loss	$ (4,897)	$ (11,223)	$ (8,677)	$ (20,651)